TAXATION Reconciliation Between the Statutory Tax Rate and the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
EIT statutory rate (as a percent)	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries (as a percent)	(11.00%)	(10.00%)	(13.00%)
Non-deductibility of expenses incurred outside the PRC (as a percent)	6.00%	3.00%	9.00%
Other permanent differences (as a percent)	(1.00%)	(1.00%)	(1.00%)
Effective EIT rate of the Group (as a percent)	19.00%	17.00%	20.00%